INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:            INCOME TAXES

As of December 31, 2011 and 2010, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized.  This amount represents an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate.  The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of December 31, 2011 and 2010.

The provision (credit) for income taxes consists of:

	Years Ended
	December 31,
	2011	2010	2009

Taxes currently payable	$(246,017)	$160,989	$(2,835,762)
Deferred income taxes	949,122	(217,737)	701,199
	$703,105	$(56,748)	$(2,134,563)

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2011 and 2010 balance sheets are:

	2011	2010
Deferred tax assets:
Allowances for loan losses	$3,926,864	$4,840,600
Writedowns on foreclosed assets held for sale	589,773	482,604
State low income housing tax credits	1,708,621	1,476,757
Federal low income housing tax and other credits	478,223	710,651
Deferred loan fees/costs	87,898	66,086
Other	241,658	164,610
	7,033,037	7,741,308
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(473,711)	(1,082,400)
Accumulated depreciation	(175,448)	(175,448)
Other	(68,310)	(68,310)
	(838,101)	(1,446,790)
Deferred tax asset before valuation allowance	6,194,936	6,294,518
Valuation allowance:
Beginning balance	(1,476,757)	(785,696)
Increase for state low income housing tax credits during the period	(231,864)	(691,061)
Ending balance	(1,708,621)	(1,476,757)
Net deferred tax asset	$4,486,315	$4,817,761

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company's effective rate is shown below:

	Years ended
	December 31,

	2011	2010	2009
Computed at statutory rate	34.0%	34.0%	(34.0%)
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(17.8%)	(83.7%)	(30.6%)
ESOP	(5.6%)	(4.4%)	(1.9%)
Cash surrender value of life insurance	(7.1%)	(8.0%)	(0.8%)
Valuation allowance	5.1%	64.3%	19.8%
Other	6.9%	(7.5%)	6.4%
Actual tax provision (credit)	15.5%	(5.3%)	(41.1%)